SEGMENT REPORTING - Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	¥ 4,400,026	$ 602,801	¥ 4,132,784
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	¥ 4,400,026	$ 602,801	¥ 4,132,784